Equity-based compensation (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Unvested (in shares)	4.9	4.8
Granted (in shares)	2.2	2.2
Vested (in shares)	(1.7)	(1.8)
Forfeited (in shares)	(0.1)	(0.1)
Unvested (in shares)	5.3	5.1